INCOME TAXES (Details 1) (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Current (benefit) / liability
Deferred provision
Net income tax provision